PREPAYMENTS - THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2024
PREPAYMENTS - THIRD PARTIES
Schedule of prepayments relating to third parties

	June 30,	December 31,
	2024	2023
Prepayments to third party medias	$1,297,334	$1,540,597
Less: provision for doubtful accounts	(578,824)	(581,462)
	$718,510	$959,135

Schedule of movement of allowance for doubtful prepayments

	June 30,	June 30,
	2024	2023
Balance at beginning of the period	$581,462	$2,153,390
Charge to expenses	10,825	164,953
Writing off prepayments	—	(1,443,356)
Foreign exchange income	(13,463)	(48,210)
Balance at end of the period	$578,824	$826,777